Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income
Schedule of other income

In € thousand	2023	2022	2021
Foreign currency gains	5,698	3,842	1,689
Insurance recoveries	22	483	456
Income received from grants	2,039	1,038	51
At-equity income from dilution	—	1,179	—
Other miscellaneous income	377	266	78
Total other income	8,136	6,808	2,274